SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of project assets

	At December 31, 2012	At December 31, 2013
	$	$
Project assets—Acquisition cost	275,423,447	244,636,069
Project assets—EPC and other cost	123,723,577	260,361,532

Total project assets	399,147,024	504,997,601

Current portion	180,436,619	344,161,805
Non-current portion	218,710,405	160,835,796

Schedule of expected useful lives of property and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Technical know-how	10 years
Computer software	1-10 years

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers

	At December 31, 2012	At December 31, 2013
	$	$
Supplier A	17,712,192	18,506,251
Supplier B	10,182,165	10,497,138
Supplier C	9,545,172	9,840,223
Supplier D	7,954,817	8,889,764
Supplier E	18,999,361	7,745,714